Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$10,564,873	$2,587,110	$93,263
Property, plant and equipment	124,124	114,390	4,124
Investment properties	11,847,145	20,796,862	749,707
Other financial assets (including current and non-current)	460,890	444,358	16,018

	$22,997,032	$23,942,720	$863,112